UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended March 31, 2007

                 Check here if Amendment [ ]; Amendment Number:
                        This Amendment (Check only one.):
                              [ ] is a restatement.
                              [ ] adds new holdings entries.

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

Name: Highlander Fund Management LLC (1)

Address:    411 West Putnam Avenue, Suite 450, Greenwich, CT 06830

Form 13F File Number:  28-11583


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

(1) Christopher G. Altschul and Robert S. Feidelson are the officers of the Reporting Manager and other investment advisers which exercise investment discretion over various investment funds and accounts which are the holders of the shares listed herein.


PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

Name: Christopher G. Altschul

Title:   President and Chief Investment Officer

Phone: 203-863-5460

Signature, Place, and Date of Signing:

/s/ Christopher G. Altschul     Greenwich, CT           05/15/07
     (Name)                     (City, State)           (Date)


REPORT TYPE (CHECK ONLY ONE.):

[ X ]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY


Number of Other Included Managers:  0

Form 13F Information Table Entry Total:     28 Items

Form 13F Information Table Value Total:     $ 147,520.53 (thousands)

List of Other Included Managers:     Not Applicable.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                                                                      VOTING
                                 TITLE OF                      VALUE        SHARES OR  SH/   INVESTMENT  OTHER        AUTHORITY
NAME OF ISSUER                    CLASS           CUSIP       (X $1,000)    PRN AMOUNT PRN   DISCRETION  MANAGERS     SOLE


ALCOA INC                            COM        013817101      $ 4,440.90   131,000     SH     SOLE      NONE         131,000
BURLINGTON NORTHN SANTA FE           COM        12189T104      $ 6,032.25   75,000      SH     SOLE      NONE          75,000
CAMECO CORP                          COM        13321L108      $ 3,684.60   90,000      SH     SOLE      NONE          90,000
CATERPILLAR INC DEL                  COM        149123101      $ 4,356.95   65,000      SH     SOLE      NONE          65,000
CHESAPEAKE ENERGY CORP               COM        165167107      $ 7,411.20   240,000     SH     SOLE      NONE         240,000
                                 NY REGISTRY
CHICAGO BRIDGE & IRON CO N V         SH         167250109      $ 4,489.50   146,000     SH     SOLE      NONE         146,000
COMMERCIAL METALS CO                 COM        201723103      $ 5,505.06   175,600     SH     SOLE      NONE         175,600
DEVON ENERGY CORP NEW                COM        25179M103      $ 5,537.60   80,000      SH     SOLE      NONE          80,000
FLUOR CORP NEW                       COM        343412102      $ 6,459.84   72,000      SH     SOLE      NONE          72,000
GLOBALSANTAFE CORP                   SHS        G3930E101      $ 6,908.16   112,000     SH     SOLE      NONE         112,000
GOODMAN GLOBAL INC                   COM        38239A100      $ 3,312.56   188,000     SH     SOLE      NONE         188,000
GOODRICH CORP                        COM        382388106      $ 5,508.36   107,000     SH     SOLE      NONE         107,000
HALLIBURTON CO                       COM        406216101      $ 4,507.08   142,000     SH     SOLE      NONE         142,000
INGERSOLL-RAND COMPANY LTD          CL A        G4776G101      $ 4,293.63   99,000      SH     SOLE      NONE          99,000
HESS CORP                            COM        42809H107      $ 4,326.66   78,000      SH     SOLE      NONE          78,000
HUNT J B TRANS SVCS INC              COM        445658107      $ 4,264.00   162,500     SH     SOLE      NONE         162,500
JOY GLOBAL INC                       COM        481165108      $ 4,504.50   105,000     SH     SOLE      NONE         105,000
KBR INC                              COM        48242W106      $ 7,427.75   365,000     SH     SOLE      NONE         365,000
KINROSS GOLD CORP                COM NO PAR     496902404      $ 3,309.60   240,000     SH     SOLE      NONE         240,000
LONE STAR TECHNOLOGIES INC           COM        542312103      $ 6,669.03   101,000     SH     SOLE      NONE         101,000
NORFOLK SOUTHERN CORP                COM        655844108      $ 5,566.00   110,000     SH     SOLE      NONE         110,000
RAYTHEON CO                        COM NEW      755111507      $ 4,196.80   80,000      SH     SOLE      NONE          80,000
SOCIEDAD QUIMICA MINERA DE C   SPON ADR SER B   833635105      $ 6,570.00   45,000      SH     SOLE      NONE          45,000
SUNCOR ENERGY INC                    COM        867229106      $ 6,871.50   90,000      SH     SOLE      NONE          90,000
TERNIUM SA                        SPON ADR      880890108      $ 5,588.00   200,000     SH     SOLE      NONE         200,000
UAL CORP                           COM NEW      902549807      $ 5,725.50   150,000     SH     SOLE      NONE         150,000
UNITED TECHNOLOGIES CORP             COM        913017109      $ 6,500.00   100,000     SH     SOLE      NONE         100,000
WHEELING PITTSBURGH CORP           COM NEW      963142302      $ 3,553.50   150,000     SH     SOLE      NONE         150,000

                                                              $147,520.53  3,699,100                                3,699,100